united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)

Hunter Small Cap Value Fund

Class I (HSCVX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Hunter Small Cap Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.hunterfunds.com/fund-documents. You can also request this information by contacting us at 1-833-835-1171. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.02%

How did the Fund perform during the reporting period?

The Fund posted a 16.01% return net of fees for the one year period, outperforming it’s primary benchmark, the Russell 2000 Value’s 15.68% return. Our outperformance was primarily driven by positive stock selection in a majority of market sectors with the greatest contributions coming from Technology, Industrial and Real Estate sectors, while Health Care was the primary laggard. Importantly, our strong returns were achieved with lower standard deviation and beta vs the benchmark which is a positive signal that our portfolio is comprised of more defensive and higher quality companies. In technology, Coherent Corporation was our biggest contributor for the period as demand for their products remained robust and the rising interest in Artificial Intelligence has led to increased interest in their optical transceiver technology. In Industrials, our largest position and biggest contributor was Encore Wire Corporation which was taken out by a private equity firm in the beginning of July. Encore is a name we have owned since the inception of the fund and is a good example of the type of high quality competitively advantaged companies we seek. The Real Estate sector was led by our investment in Jones Lang LaSalle which we have trimmed in the portfolio but continue to believe has an extremely strong franchise in the real estate brokerage and investment space. Our primary detractors came in health care where Envista Holdings, QuidelOrtho and AMN Healthcare Services all weighed on performance. In all three cases we continue to own the names, and we were fortunate that the position sizes were below our average position size in the fund. Both AMN and Quidel are examples of companies that had significant demand during COVID that we believed had normalized and been priced into the stock. In retrospect, those assumptions proved to be not conservative enough. Overall, we are pleased with the performance of the HSCVX Fund over the period, and we continue to find high quality small cap stocks that we believe have limited downside risk.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Hunter Small Cap Value Fund
S&P 500® Index
Russell 2000® Value Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$149,592
$130,154
$129,232
12/28/22
07/31/23
07/31/24

	Hunter Small Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
12/28/22	$100,000	$100,000	$100,000
07/31/23	$111,400	$122,468	$112,511
07/31/24	$129,232	$149,592	$130,154

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2022)
Hunter Small Cap Value Fund	16.01%	17.51%
S&P 500® Index	22.15%	28.85%
Russell 2000® Value Index	15.68%	18.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$53,033,254
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$103,589
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	6.7%
Reit	8.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.4%
Industrials
13.4%
Real Estate
11.8%
Consumer Discretionary
10.9%
Technology
9.5%
Money Market Funds
6.7%
Energy
5.5%
Health Care
5.2%
Materials
5.1%
Consumer Staples
3.2%
Utilities
3.0%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	3.0%
Consumer Staples	3.2%
Materials	5.1%
Health Care	5.2%
Energy	5.5%
Money Market Funds	6.7%
Technology	9.5%
Consumer Discretionary	10.9%
Real Estate	11.8%
Industrials	13.4%
Financials	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.7%
Graphic Packaging Holding Company	3.9%
John B Sanfilippo & Son, Inc.	3.2%
Hanover Insurance Group, Inc. (The)	3.0%
Black Hills Corporation	3.0%
Axis Capital Holdings Ltd.	3.0%
Prosperity Bancshares, Inc.	3.0%
Lazard, Inc.	3.0%
Magnolia Oil & Gas Corporation, Class A	2.8%
Matador Resources Company	2.7%

Material Fund Changes

Effective December 1, 2023, the Fund changed the annual fund operating expenses after fee waiver and/or reimbursement to not exceed 0.95% of the Fund’s average daily net assets. Prior to December 1, 2023, the expense limitation was 1.25%.

Hunter Small Cap Value Fund - Class I (HSCVX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.hunterfunds.com/fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-HSCVX

(b)       Not applicable

Item 2. Code of Ethics.

exhibit [EX-99]

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

2024	$15,000
2023	$15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,200
2023	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended July 31, 2024 and July 31, 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2024 and July 31, 2023,respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hunter Small Cap Value Fund

Class I HSCVX

ANNUAL FINANCIAL STATEMENTS

July 31, 2024

www.hunterfunds.com

1-833-835-1171

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0%
	AEROSPACE & DEFENSE - 1.2%
17,490	Mercury Systems, Inc.(a)	$621,770

	APPAREL & TEXTILE PRODUCTS - 0.7%
20,025	Levi Strauss & Company, Class A	367,058

	ASSET MANAGEMENT - 2.2%
13,880	Cohen & Steers, Inc.	1,191,182

	AUTOMOTIVE - 2.2%
37,855	Gentex Corporation	1,175,776

	BANKING - 14.3%
27,200	Columbia Banking System, Inc.	711,552
40,615	First Community Corporation	913,838
9,010	Hancock Whitney Corporation	493,117
48,960	Old Second Bancorp, Inc.	828,403
12,730	Pinnacle Financial Partners, Inc.	1,226,154
21,850	Prosperity Bancshares, Inc.	1,584,561
9,190	SouthState Corporation	909,534
8,030	Wintrust Financial Corporation	868,846
		7,536,005
	COMMERCIAL SUPPORT SERVICES - 1.9%
14,835	AMN Healthcare Services, Inc.(a)	1,003,143

	CONSTRUCTION MATERIALS - 1.1%
3,070	Simpson Manufacturing Company, Inc.	589,716

	CONTAINERS & PACKAGING - 3.9%
69,365	Graphic Packaging Holding Company	2,087,887

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	ELECTRIC UTILITIES - 3.0%
27,150	Black Hills Corporation	$1,603,208

	ELECTRICAL EQUIPMENT - 3.4%
4,925	Generac Holdings, Inc.(a)	766,724
3,885	Littelfuse, Inc.	1,037,722
		1,804,446
	FOOD - 3.2%
15,965	John B Sanfilippo & Son, Inc.	1,674,250

	HEALTH CARE FACILITIES & SERVICES - 1.8%
6,955	Ensign Group, Inc. (The)	978,916

	HOME CONSTRUCTION - 3.6%
6,805	Armstrong World Industries, Inc.	894,177
2,435	Cavco Industries, Inc.(a)	1,009,601
		1,903,778
	INDUSTRIAL SUPPORT SERVICES - 1.4%
13,775	Core & Main Inc. - Class A(a)	736,549

	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
31,890	Lazard, Inc.	1,568,031

	INSURANCE - 6.0%
21,040	Axis Capital Holdings Ltd.	1,593,780
11,665	Hanover Insurance Group, Inc. (The)	1,603,821
		3,197,601
	LEISURE PRODUCTS - 1.3%
8,380	Polaris, Inc.	697,886

	MACHINERY - 3.8%
10,350	Esab Corporation	1,051,559
7,290	Middleby Corporation (The)(a)	988,378
		2,039,937

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4%
34,710	Envista Holdings Corporation(a)	$592,500
8,420	Globus Medical, Inc., Class A(a)	605,903
15,375	QuidelOrtho Corporation(a)	604,084
		1,802,487
	MULTI ASSET CLASS REIT - 1.2%
37,290	Elme Communities	613,793

	OFFICE REIT - 1.1%
29,875	Equity Commonwealth(a)	608,554

	OIL & GAS PRODUCERS - 5.5%
53,165	Magnolia Oil & Gas Corporation, Class A	1,448,215
23,465	Matador Resources Company	1,442,628
		2,890,843
	REAL ESTATE SERVICES - 3.7%
3,080	Jones Lang LaSalle, Inc.(a)	772,772
30,335	Marcus & Millichap, Inc.	1,201,569
		1,974,341
	RESIDENTIAL REIT - 4.0%
38,000	Independence Realty Trust, Inc.	708,700
80,720	UMH Properties, Inc.	1,433,587
		2,142,287
	RETAIL - DISCRETIONARY - 3.1%
19,735	Academy Sports & Outdoors, Inc.	1,067,072
4,660	BlueLinx Holdings, Inc.(a)	561,949
		1,629,021
	SELF-STORAGE REIT - 0.8%
10,300	National Storage Affiliates Trust	438,471

	SEMICONDUCTORS - 6.2%
14,150	Coherent Corporation(a)	985,972
2,140	Onto Innovation, Inc.(a)	409,382
17,950	Tower Semiconductor Ltd.(a)	732,360
49,090	Vishay Intertechnology, Inc.	1,193,378

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	SEMICONDUCTORS - 6.2% (Continued)
		$3,321,092
	SOFTWARE - 1.1%
12,050	Ziff Davis, Inc.(a)	576,954

	SPECIALTY REIT - 1.0%
34,000	Gladstone Land Corporation	504,900

	TECHNOLOGY SERVICES - 2.2%
12,225	John Wiley & Sons, Inc., Class A	583,744
9,485	WNS Holdings Ltd.(a)	565,116
		1,148,860
	TRANSPORTATION & LOGISTICS - 1.7%
12,885	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	888,421

	TOTAL COMMON STOCKS (Cost $42,168,013)	49,317,163

	SHORT-TERM INVESTMENT — 6.7%
	MONEY MARKET FUND - 6.7%
3,565,798	First American Treasury Obligations Fund, Class X, 5.20%(b) (Cost $3,565,798)	3,565,798

	TOTAL INVESTMENTS - 99.7% (Cost $45,733,811)	$52,882,961
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	150,293
	NET ASSETS - 100.0%	$53,033,254

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024

ASSETS
Investment securities:
At cost	$45,733,811
At fair value	$52,882,961
Receivable for securities sold	205,339
Dividends and interest receivable	22,612
Prepaid expenses	2,152
TOTAL ASSETS	53,113,064

LIABILITIES
Investment advisory fees payable	19,460
Payable to related parties	23,934
Accrued expenses and other liabilities	36,416
TOTAL LIABILITIES	79,810
NET ASSETS	$53,033,254

Net Assets Consist of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$44,957,897
Accumulated Earnings	8,075,357
Net Assets	$53,033,254

Net Asset Value Per Share:
Class I Shares:
Net Assets	$53,033,254
Shares of beneficial interest outstanding	4,151,761
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$12.77

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2024

INVESTMENT INCOME
Dividends	$504,742
Interest	162,593
TOTAL INVESTMENT INCOME	667,335

EXPENSES
Investment advisory fees	336,011
Administrative services fees	83,098
Legal fees	29,668
Compliance officer fees	28,573
Transfer agent fees	28,203
Trustees’ fees and expenses	20,734
Registration fees	20,425
Audit fees	18,085
Printing and postage expenses	12,429
Custodian fees	5,478
Insurance fees	4,841
Miscellaneous fees	5,769
TOTAL EXPENSES	593,314
Less: Fees waived by the Adviser	(232,422)
NET EXPENSES	360,892

NET INVESTMENT INCOME	306,443

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	771,984
Net change in unrealized appreciation on investments	5,863,825

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,635,809

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,942,252

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31, 2024	July 31, 2023*
FROM OPERATIONS
Net investment income	$306,443	$136,620
Net realized gain on investments	771,984	23,482
Net change in unrealized appreciation of investments	5,863,825	1,285,325
Net increase in net assets resulting from operations	6,942,252	1,445,427

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(312,343)	—
Net decrease in net assets from distributions to shareholders	(312,343)	—

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	21,256,930	24,342,244
Net asset value of shares issued in reinvestment of distributions	312,343	—
Cost of shares redeemed	(928,584)	(25,015)
Net increase in net assets from shares of beneficial interest	20,640,689	24,317,229

TOTAL INCREASE IN NET ASSETS	27,270,598	25,762,656

NET ASSETS
Beginning of Period	25,762,656	—
End of Period	$53,033,254	$25,762,656

SHARE ACTIVITY
Class I:
Shares Sold	1,890,506	2,314,729
Shares Reinvested	29,191	—
Shares Redeemed	(80,214)	(2,451)
Net increase in shares of beneficial interest outstanding	1,839,483	2,312,278

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the		For the
	Year Ended		Period Ended
	July 31, 2024		July 31, 2023 *
Net Asset Value, Beginning of Period	$11.14		$10.00
Increase From Operations:
Net investment income (a)	0.10		0.08
Net gain from investments (both realized and unrealized)	1.66		1.06
Total from operations	1.76		1.14

Less Distributions:
From net investment income	(0.06)		—
From net realized gains on investments	(0.07)		—
Total Distributions	(0.13)		—

Net Asset Value, End of Period	$12.77		$11.14
Total Return (b)	16.01%		11.40	% (c)

Net assets, end of period (in 000’s)	$53,033		$25,763

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (d)	1.67%		2.34	% (e)
Ratio of net expenses to average net assets	1.02	% (f)	1.25	% (e)
Ratio of net investment income to average net assets	0.86%		1.23	% (e)
Portfolio turnover rate	39%		29	% (c)

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Annualized.

(f)	Effective December 1, 2023, the operating expense limitation was reduced to 0.95% from 1.25%.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2024

1.	ORGANIZATION

Hunter Small Cap Value Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on December 28, 2022. The investment objective is to seek capital appreciation. The Fund currently offers Class I shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over- the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over- the - counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Valuation of Underlying Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the boards of directors of the Underlying Funds. As of July 31, 2024 the Fund did not hold any closed-end investment companies.

Open-end funds are valued at their respective net asset values (“NAV”) as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Fund’s adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2024 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$49,317,163	$—	$—	$49,317,163
Money Market Fund	3,565,798	—	—	3,565,798
Total Assets	$52,882,961	$—	$—	$52,882,961

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

Dividends and Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended July 31, 2023 or expected to be taken in the Fund’s July 31, 2024 year-end tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

3.	PRINICIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to cash positions risk, cybersecurity risk, equity securities risk, foreign (non-US) investment risk, gap risk, geographic risk, IPO risk, issuer-specific risk, large shareholder transactions risk, liquidity risk, management risk, market events risk, market risk, money market fund risk, micro-cap companies risk, new fund risk, portfolio turnover risk, sector risk, securities lending risk, small cap companies risk, underlying funds risk, U.S. government securities risk, valuation risk, value-style investing risk and volatility risk.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s NAV. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre- existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk – There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may, conversely, reduce market support activities, including by increasing interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Management Risk – The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Adviser may not perform as expected, particularly in volatile markets.

Small Cap Companies Risk – The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. Small market capitalization issuers are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. The prices of securities of small market capitalization issuers generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Equity Securities Risk – The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Money Market Fund Risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. These rule amendments may impact the Fund’s use of prime money market mutual funds for capital preservation purposes.

Sector Risk – If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. The banking sector, for example, can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults and changes in interest rates.

Value -Style Investing Risk – Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2024, amounted to $32,598,604 and $12,845,062, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hunter Perkins Capital Management, LLC dba Hunter Capital Management serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the year ended July 31, 2024, the Adviser earned management fees of $336,011.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), until at least November 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 0.95% of the Fund’s average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed. Prior to December 1, 2023, the expense limitation was 1.25%.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.95% of average underlying daily net assets, the Adviser shall be entitled recoup from the Fund for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Fund’s expenses to exceed 0.95% (or, if lower, the expense limits in place at the time of recoupment). If the Fund’s operating expenses subsequently exceed 0.95% per annum of the average daily net assets, the recoupments shall be suspended. During the year ended July 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $232,422 pursuant to the Waiver Agreement.

As of July 31, 2024, the Adviser had $353,545 of waived and/or reimbursed expenses that may be recovered by the following:

July 31, 2026	July 31, 2027
$121,123	$232,422

Northern Lights Distributors, LLC (the “Distributor” or “NLD”) is the distributor for the shares of the Fund.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2024, was as follows:

Cost for Federal Tax purposes	$46,184,395

Unrealized Appreciation	8,348,768
Unrealized Depreciation	(1,650,202)
Tax Net Unrealized Appreciation	$6,698,566

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of that fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2024, Charles Schwab & Co. held approximately 100.0% of voting securities of the Fund.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended July 31, 2024 and July 31, 2023, was as follows:

Fiscal Year Ended
July 31, 2024
Ordinary Income	$303,586
Long-Term Capital Gain	8,757
Return of Capital	—
$312,343

There were no Fund distributions for the period ended July 31, 2023

As of July 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Unrealized	Total
Ordinary	Long-Term	Appreciation	Accumulated
Income	Gains	(Depreciation)	Earnings (Deficit)
$364,041	$1,012,750	$6,698,566	$8,075,357

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassification for the year ended July 31, 2024, as follows:

Paid In Capital	Distributable Earnings
$(21)	$21

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hunter Small Cap Value Fund and Board of Trustees of
Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hunter Small Cap Value Fund (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2024, the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations, the changes in net assets and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statement of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Hunter Small Cap Value Fund	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period December 28, 2022 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-833-835-1171 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser
Hunter Perkins Capital Management, LLC
dba Hunter Capital Management
377 E. Butterfield Road, Suite 220
Lombard, IL 60148

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

Attached hereto. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/1/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/1/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: 10/1/24